[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

                                  December 18, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	XAI Octagon Floating Rate & Alternative Income Term Trust Form N-2 Filing

Ladies and Gentlemen:

On behalf of XAI Octagon Floating Rate & Alternative Income Term Trust (the “Trust”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the "Registration Statement").

The Registration Statement relates to the Trust’s Rule 415(a)(1)(x) shelf program and is being filed pursuant to General Instruction A.2. of Form N-2. The Registration Statement is being filed as a replacement shelf registration statement to the Fund’s current registration statement (File Nos. 333-227640 and 811-23247) in accordance with Rule 415(a)(5) and Rule 415(a)(6).

A registration fee under the Securities Act of $109.10 has been transmitted prior to filing.

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy

Enclosure